Non Current Assets and Disposal Groups for Sale (Details) - Schedule of non-current assets held for sales - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets received or awarded in lieu of payment
Assets received in lieu of payment	$ 14,231	$ 10,921
Assets awarded at judicial sale	22,573	16,899
Provision on assets received in lieu of payment or awarded	(1,182)	(406)
Subtotal	35,622	27,414
Non current assets held for sale
Assets recovered from leasing for sale	4,736	2,474
Subtotal	4,736	2,474
Total	$ 40,358	$ 29,888